S000067834 [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ashmore Emerging Markets Equity ESG Fund | Institutional Class Shares
Prospectus [Line Items]
Annual Return [Percent]	34.37%	7.97%	11.73%	(27.73%)	(0.82%)